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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year of Quarter Ended March 31, 2001.


              Check here if Amendment: [__]: Amendment Number [__]

              This Amendment (Check only one):

                           [__] is a restatement.

                           [__] adds new holdings entries.

Name of Institutional Investment Manager filing this report:

            Bay Harbour Management, L.C.
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            885 Third Avenue, 34th Floor      New York        NY          10022
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Form 13F File Number: 28-06762

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name:   John D. Stout
Title:  Principal
Phone: (212) 371-2211

Signature, Place, and Date of Signing:

      /s/ John D. Stout
----------------------------------------------------------------------
[Signature]
      New York City, New York
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[City, State]
      May 8, 2001
----------------------------------------------------------------------
[Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager [If there are no entries in this list omit this section.]
Form 13F File Number 28-
                        --------------------------------------------------------
Name
    ----------------------------------------------------------------------------
(Repeat as necessary)
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                              Form 13 Summary Page

                                 Report Summary


Number of Other Included Managers:

            0
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Form 13F Information Table Entry Total:

            13
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Form 13F Information Table Value Total:

            $   73,854 (thousands)
            ----------------------
List of 0ther Included Managers:

            None
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                           FORM 13F INFORMATION TABLE


Page 1 of 1                                 Name of Reporting Manager      Bay Harbour Management L.C.
                                                                           ---------------------------
   Column 1          Column 2   Column 3   Column 4              Column 5               Column 6    Column 7        Column 8
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                                                                                                                 Voting Authority
                                                                                                                -------------------
                    Title of                Value     Shrs. or                         Investment     Other
Name of issuer       class       CUSIP     (x$1000)    prn amt    SH/PRN    Put/Call   discretion    managers    Sole  Shared  None

-----------------------------------------------------------------------------------------------------------------------------------

ARCH                Common      039392105     8,822   14,114,985    SH                     Sole                   X
COMMUNICATIONS
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BUCKHEAD AMERICA    Common      11835A105     2,063      660,247    SH                     Sole                   X
CORPORATION
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BUCKHEAD AMERICA    8% CV                     5,000    5,000,000    PRN                    Sole                   X
CORPORATION         Bond
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DYCOM INDS INC.     Common      267475101        65        5,000    SH                     Sole                   X
-----------------------------------------------------------------------------------------------------------------------------------

EMCOR GROUP INC.    Common      29084Q100    35,427    1,156,613    SH                     Sole                   X
-----------------------------------------------------------------------------------------------------------------------------------

GENEVA STEEL        Common                       29       29,300    SH                     Sole                   X
HLDGS COMPANY
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GLOBAL LIGHT        Common      37934X100     9,395    3,142,100    SH                     Sole                   X
TELECOMMUNICATIONS
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KASPER A S LTD      Common      485808109       185      910,480    SH                     Sole                   X
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LENNOX INTL INC.    Common      526107107     9,528      930,500    SH                     Sole                   X
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LEXENT INC.         Common      52886Q102       462      114,500    SH                     Sole                   X
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TRUMP HOTELS, &     Common      898168109     2,660    1,237,000    SH                     Sole                   X
CASINOS
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VION                Common      927624106       219       50,000    SH                     Sole                   X
PHARMACEUTICALS
INC.
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WIRELESS ONE INC.   Warrants                      0        1,000    SH                     Sole                   X
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AGGREGATE                                73,854,012   27,351,725
TOTAL
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